Annual Total Returns - Fidelity® Series Small Cap Opportunities Fund [BarChart] - 07.31 Fidelity Series Small Cap Opportunities Fund Series PRO-08 - Fidelity® Series Small Cap Opportunities Fund - Fidelity Series Small Cap Opportunities Fund-Default
Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(2.90%)
Annual Return 2012	11.89%
Annual Return 2013	35.51%
Annual Return 2014	2.27%
Annual Return 2015	(0.55%)
Annual Return 2016	15.18%
Annual Return 2017	12.02%
Annual Return 2018	(7.63%)
Annual Return 2019	29.91%
Annual Return 2020	17.04%